Label	Element	Value
Innovator International Developed Power Buffer ETF™ - February | iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $0.79 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.40%
Innovator International Developed Power Buffer ETF™ - February | iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $79.24 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%
Innovator International Developed Power Buffer ETF™ - February | iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $67.35 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator International Developed Power Buffer ETF™ - February | iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $92.69 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.90%)